Fair Value Measurements (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Convertible Debt, Fair Value Disclosures	$ 591,000	$ 800,000
Time Deposits, at Carrying Value	$ 53,000		$ 53,000
Time Deposits Annual Interest Rate	0.20%		0.20%